Equity Method Investments - Summary of Equity Method Investments (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 0	$ 1,857	$ 2,582
Dimension Energy [Member]
Schedule of Equity Method Investments [Line Items]
Carrying value		$ 1,857	$ 2,582
Ownership percentage		23.60%	23.70%